UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __09/30/01__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, LLC
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  11/02/2001__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____129_____

Form 13F Information Table Value Total: $__558308___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        9    10000 PRN      SOLE                    10000
AT&T Cap Corp Qtly Pfd. 8.125  PFD              00206j308      765    30000 SH       SOLE                    30000
Abn Amro Capital Fund II 7.125 PFD              00371t206     3543   144305 SH       SOLE                   127455
Bear Stearns Cap 7.50% 12/15/2 PFD              07383J209      738    30000 SH       SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      369    14000 SH       SOLE                    14000
Duke Cap. Fin. 7.375%          PFD              26439e204      201     8000 SH       SOLE                     8000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      427    16900 SH       SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      214     8600 SH       SOLE                     8600
Lehman Bros Cap. Trust II  7.8 PFD              52518g209     1005    40000 SH       SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209      992    40000 SH       SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      290    11800 SH       SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      652    30000 SH       SOLE                    30000
NB Capital Trust (BAC) 7.84%   PFD              628956203     6104   244170 SH       SOLE                   211845
PWG Capital Trust I  8.30% (12 PFD              69366e201      563    22400 SH       SOLE                    22400
Public Storage Pfd 8.25%       PFD              74460d760      759    30075 SH       SOLE                    30075
Resource Bank Preferred 9.25%  PFD              761201201      204     8700 SH       SOLE                     7700
Southern Co. 7.75% Pfd. A      PFD              84258t208      363    14400 SH       SOLE                    14400
Southern Fin'l Cap Tr I        PFD              842872202     1020   200000 SH       SOLE                   200000
TCI 8.72% pf.                  PFD              872285200     3842   156550 SH       SOLE                   135075
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      499    20000 SH       SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      717    30000 SH       SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      372    15000 SH       SOLE                    15000
Unionbancal Finance Tr I 7.375 PFD              90905q109      744    30000 SH       SOLE                    30000
AFLAC Inc                      COM              001055102    17156   635422 SH       SOLE                   580292
ALLTEL Corp                    COM              020039103    14214   245285 SH       SOLE                   222658
AOL Time Warner                COM              00184a105    12924   390454 SH       SOLE                   358082
AT&T Wireless Services         COM              00209A106      151    10089 SH       SOLE                    10089
Abbott Laboratories            COM              002824100     1821    35111 SH       SOLE                    33211
Aegon N. V. Ord.               COM              007924103     1254    48031 SH       SOLE                    40943
American Express               COM              025816109      910    31325 SH       SOLE                    31325
American Home Products         COM              026609107     1240    21287 SH       SOLE                    19287
American International Group   COM              026874107    19737   253033 SH       SOLE                   230597
Anheuser-Busch Companies Inc   COM              035229103    11434   273022 SH       SOLE                   253292
BB&T Corporation               COM              054937107     1488    40826 SH       SOLE                    29830
BP PLC - Spons ADR             COM              055622104      502    10204 SH       SOLE                    10204
Bank of America Corp.          COM              060505104     1388    23766 SH       SOLE                    23766
Bank of Hampton Roads          COM              0624890A8      137    17181 SH       SOLE                    17181
BellSouth Corp                 COM              079860102      432    10391 SH       SOLE                    10391
Berkshire Hathaway Class B     COM              084670207      412      177 SH       SOLE                       65
Bristol-Myers Squibb Co        COM              110122108     2000    35989 SH       SOLE                    23189
COMPAQ Computers               COM              204493100      126    15200 SH       SOLE                    15200
CVS Corp                       COM              126650100    10722   322962 SH       SOLE                   297587
Charles Schwab Corp            COM              808513105      422    36724 SH       SOLE                    36724
Chevron Corp                   COM              166751107      518     6107 SH       SOLE                     6107
Cisco Systems                  COM              17275R102      217    17806 SH       SOLE                    17806
Citigroup Inc                  COM              172967101    14685   362584 SH       SOLE                   329866
Coca Cola Company              COM              191216100      568    12134 SH       SOLE                    12134
Colgate Palmolive Co           COM              194162103      873    14987 SH       SOLE                    14987
Conseco, Inc.                  COM              208464107       89    12200 SH       SOLE                    12200
Dell Computer Corp             COM              247025109     9362   505237 SH       SOLE                   464447
Dollar Tree Stores Inc         COM              256747106    10587   560463 SH       SOLE                   519135
Du Pont E.I. De Nemours and Co COM              263534109      348     9275 SH       SOLE                     2275
Duke Energy Corp.              COM              264399106      507    13388 SH       SOLE                    10978
EMC Corp.                      COM              268648102      313    26633 SH       SOLE                    10633
Emerson Electric Co            COM              291011104    11197   237940 SH       SOLE                   219325
Enron Corp                     COM              293561106     9758   358365 SH       SOLE                   332605
Equity Inns, Inc               COM              294703103       72    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102    17708   449444 SH       SOLE                   409333
Federal Natl Mtg Assoc         COM              313586109      660     8241 SH       SOLE                     6291
First Data Corp                COM              319963104    15932   273465 SH       SOLE                   250445
Fortune Brands (formerly Amer. COM              349631101      478    14267 SH       SOLE                    14267
General Electric               COM              369604103     7089   190577 SH       SOLE                   140612
Guidant Corp                   COM              401698105    10298   267475 SH       SOLE                   246210
Intel Corp                     COM              458140100    10658   521411 SH       SOLE                   484221
International Business Machine COM              459200101      791     8565 SH       SOLE                     8165
International Paper            COM              460146103     1163    33432 SH       SOLE                    33432
Internet Cable Corp            COM              46057x102       42   105000 SH       SOLE                   105000
Invensys PLC ADR               COM              461204109       14    14710 SH       SOLE                    14710
JP Morgan Chase & Co           COM              46625H100    11494   336573 SH       SOLE                   306988
Jefferson-Pilot Corporation    COM              475070108     1561    35095 SH       SOLE                    14845
Johnson & Johnson              COM              478160104    17891   322939 SH       SOLE                   294744
Kimberly-Clark Corp            COM              494368103    14535   234430 SH       SOLE                   217275
Lowe's Companies               COM              548661107     1800    56867 SH       SOLE                    32867
M & T Bank Corporation         COM              55261F104      254     3427 SH       SOLE                     3427
Manulife Financial Corp.       COM              56501R106      678    25873 SH       SOLE
Marsh & McLennan Companies     COM              571748102    12672   131040 SH       SOLE                   120870
McDonald's Corp.               COM              580135101      229     8450 SH       SOLE                     8450
Medtronic, Inc.                COM              585055106      376     8644 SH       SOLE                     1350
Mellon Financial Corp          COM              58551A108      213     6600 SH       SOLE                     6600
Merck & Co Inc                 COM              589331107    18001   270280 SH       SOLE                   246534
Merrill Lynch                  COM              590188108      313     7720 SH       SOLE                     7600
Microsoft Corp                 COM              594918104    13864   270940 SH       SOLE                   249993
Minnesota Mining & Manufacturi COM              604059105      394     4000 SH       SOLE                     1000
Motorola, Inc                  COM              620076109      698    44745 SH       SOLE                    28745
Nasdaq 100 Index Trust         COM              631100104      250     8630 SH       SOLE                     8630
Natl Commerce Financial Corp   COM              63545P104    11223   430014 SH       SOLE                   139380
Nestle ADR                     COM              641069406      306     6000 SH       SOLE
New York Times Co              COM              650111107    12338   316125 SH       SOLE                   292575
Norfolk Southern Corporation   COM              655844108      461    28569 SH       SOLE                    28569
Oracle Corp                    COM              68389x105     9859   783711 SH       SOLE                   717563
Pepsico Inc                    COM              713448108    16848   347389 SH       SOLE                   318621
Pfizer Inc                     COM              717081103    14492   361386 SH       SOLE                   305801
Pharmacia Corporation          COM              71713U102    11228   276821 SH       SOLE                   256969
Philip Morris                  COM              718154107      350     7251 SH       SOLE                     7251
Proctor & Gamble               COM              742718109      325     4468 SH       SOLE                     2468
Providian (Formerly Capital Ho COM              74406a102     1282    63600 SH       SOLE                    50600
Qwest Communications Intl      COM              749121109      838    50157 SH       SOLE                    40703
RadioShack Corp                COM              750438103     9225   380430 SH       SOLE                   349515
Resource Bankshares Corp.      COM              76121r104     3128   198591 SH       SOLE                   198591
Royal Bank of Canada           COM              780087102      333    10917 SH       SOLE                    10917
Royal Dutch Petrol.            COM              780257804      401     7975 SH       SOLE                     1675
SBC Communications, Inc.       COM              78387g103     1147    24344 SH       SOLE                    24344
Schering-Plough Corp           COM              806605101     1144    30830 SH       SOLE                    26130
Schlumberger Ltd               COM              806857108    10781   235910 SH       SOLE                   215465
SouthTrust Corp                COM              844730101      360    14152 SH       SOLE                    14152
Southern Co                    COM              842587107      234     9750 SH       SOLE                     9550
Startec Global Communications  COM              85569e103        4    20000 SH       SOLE                    20000
Sun Microsystems Inc           COM              866810104     8969  1084515 SH       SOLE                   984087
Tellabs, Inc.                  COM              879664100      110    11105 SH       SOLE                     9105
Texaco Inc                     COM              881694103      299     4600 SH       SOLE                     2600
Texas Instruments Inc          COM              882508104     9013   360808 SH       SOLE                   331793
The Walt Disney Co             COM              254687106     9383   503917 SH       SOLE                   464508
Tyco International Ltd         COM              902124106    14881   327046 SH       SOLE                   294008
UBS Warburg                    COM              013268746      307     6648 SH       SOLE                     6648
Unocal Corporation             COM              915289102      213     6560 SH       SOLE                     4560
Verizon Communications Inc     COM              92343V104    16382   302748 SH       SOLE                   279330
Viacom Inc-Cl B                COM              925524308     9165   265639 SH       SOLE                   246829
Wal-Mart Stores                COM              931142103      352     7110 SH       SOLE                     7110
WorldCom Inc-MCI Group         COM              98157D304     1175    77149 SH       SOLE                    75243
WorldCom Inc-WorldCom Group    COM              98157D106    37366  2484452 SH       SOLE                  2400922
Tibco Software Nov 15 Puts     PUT                             480      600 SH  PUT  SOLE                      600
Janus Fund                     COM              471023101      315 14536.927SH       SOLE                 3784.471
Kobren Delphi Value Fund       COM              499896405      243 21160.042SH       SOLE                21160.042
Schwab 1000 Fund - Select Shar COM              808517809      225 7935.803 SH       SOLE                 7935.803
T Rowe Price Equity Income Fun COM              779547108      291 13138.397SH       SOLE
The Chesapeake - Class A       COM              36559b203      107 12185.225SH       SOLE                12185.225
Torray                         COM              891402109      295 8992.483 SH       SOLE                 8992.483
Vanguard/Morgan Growth Fund    COM              921928107      150 11823.769SH       SOLE                11823.769
White Oak Growth               COM              671081107      271 8773.219 SH       SOLE                 8773.219